Stockholders’ Equity (Deficit) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 13, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock authorized		300,000,000	300,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, voting rights		one
Common stock, shares issued		86,900,398	69,800,000
Common stock, shares outstanding		86,900,398	69,800,000
Converted basis, percentage			20.00%
Share price (in Dollars per share)		$ 2.75	$ 18		$ 4.53
Gross proceeds (in Dollars)	$ 262,064	$ (262,064)
Other Cost and Expense, Operating (in Dollars)	522,867
Proceeds from Issuance of Warrants (in Dollars)	260,803
Aggregate issued		200,000
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding			11,580,000
Public warrants, term			5 years
Private Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding			5,405,000
Public warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding			6,175,000
Redemption of warrant price per share (in Dollars per share)			$ 0.01
Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Gross proceeds (in Dollars)				$ 5,405,000
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding			123,500	123,500
Common stock, shares outstanding			2,293,741	12,350,000
Redemption of warrant common stock equal or exceed price per share (in Dollars per share)			$ 18
Aggregate issued			123,500
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized			100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, voting rights			one
Class A Common Stock [Member] | Equity [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued			123,500	123,500
Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized			10,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, voting rights			one
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders’ Equity (Deficit) [Line Items]
Founder shares, percentage			20.00%
Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares subject to forfeiture			75,000
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding			3,087,500
Shares subject to forfeiture			412,500
Over-Allotment Option [Member] | Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued			3,087,500	3,087,500
Common stock, shares outstanding				3,087,500
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Share price (in Dollars per share)		$ 0.75
Gross proceeds (in Dollars)	$ 3,850,000
Aggregate issued	5,133,332
Purchase price (in Dollars)	$ 0.75
Prefund purchase price (in Dollars per share)	$ 0.0001